SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2018
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

UTSTARCOM HOLDINGS CORP.

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31, 2018, 2017, and 2016

		Charged
	Balance at	(credited) to	Credited to		Balance at
	beginning of	costs and	other	(Deductions)	end of
Description	the period	expenses	accounts	Adjustments (1)	the period
Year ended December 31, 2018
Allowance for doubtful accounts	$2,437	$812	$(280)	$(845)	$2,124
Tax valuation allowance	$236,332	$(1,679)	$—	$(28,023)	$206,630
Year ended December 31, 2017
Allowance for doubtful accounts	$2,339	$(56)	$154	$—	$2,437
Tax valuation allowance	$329,523	$6,162	$—	$(99,353)	$236,332
Year ended December 31, 2016
Allowance for doubtful accounts	$4,564	$1,564	$—	$(3,789)	$2,339
Tax valuation allowance	$328,397	$(3,016)	$4,142	$—	$329,523

(1)	Represents write-offs of allowance for doubtful accounts and foreign exchange adjustments.